UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 816-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2006

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                  (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS

Investments in investment funds, at fair value (Cost: $187,147,188)      219,979,853
Prepaid subscriptions to investment funds                                 12,000,000
Receivable from investment funds                                           7,554,071
Other assets                                                                  19,428
                                                                        -------------

   TOTAL ASSETS                                                          239,553,352
                                                                        -------------

LIABILITIES

Due to Broker                                                           $  7,186,126
Redemptions payable                                                        4,397,970
Contributions received in advance                                            809,250
Management fee payable                                                       322,902
Accounts payable and accrued expenses                                        428,654
                                                                        -------------

   TOTAL LIABILITIES                                                      13,144,902
                                                                        -------------

            MEMBERS' CAPITAL (183,869.366 UNITS OUTSTANDING)            $226,408,450
                                                                        =============

   NET ASSET VALUE PER UNIT                                             $   1,231.35
                                                                        =============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                        % OF
                                                                              COST                FAIR VALUE      MEMBERS' CAPITAL
         DIRECTIONAL EQUITY
              Artha Emerging Markets Fund LTD - b                             $  8,000,000       $  8,138,466          3.59%
              Chilton Small Cap Partners, L.P. Class A - c                       8,720,000         12,243,347          5.41%
              Delta Fund Europe L.P. - b                                         8,500,000         12,375,347          5.47%
              Delta Institutional, L.P. - b                                      2,100,000         11,592,764          5.12%
              North Sound Legacy Institutional,  LLC. - b                        7,500,000          9,441,172          4.17%
              Renaissance Institutional Equities Fund L.P. - a                  10,800,000         12,476,227          5.51%
              Torrey Pines Fund LLC - b                                          6,000,000          6,847,045          3.02%
              Trellus Partners L.P.- b                                           9,000,000         10,533,241          4.65%

         DIRECTIONAL MACRO
              Telluride Capital Fund LLC - a                                  $ 18,000,000       $ 20,042,108          8.85%

         RELATIVE VALUE
              Bennelong Asia Pacific Multi Strategies EQ fund - a             $  5,000,000       $  4,904,439          2.17%
              CFM Ventus Fund L.P. - a                                           7,600,000          9,372,426          4.14%
              Frontpoint Offshore Utility & Energy Fund LP - b                   9,808,522         10,763,284          4.75%
              Stratus Fund Ltd - Class C - a                                    12,000,000         13,458,184          5.94%
              Structured Service Holdings LP - a                                 7,000,000          7,152,927          3.16%
              Sunbeam Opportunities Fund LLC - b                                 6,800,000          7,018,795          3.10%

         EVENT DRIVEN
              Canyon Value Realization Fund, L.P. - b                         $  7,550,000       $  9,559,531          4.23%
              Carrington Investment Partners ( US ) LP - b                       7,700,000          8,209,777          3.63%
              CPIM Structured Credit fund 1000 INC - b                           8,000,000          8,191,509          3.62%
              GoldenTree High Yield Partners, Ltd. - b                           8,768,666          9,448,091          4.17%
              New Amsterdam European Credit Fund - a                             7,900,000          8,077,444          3.57%
              Stark Investments Structured Finance Onshore Fund - d              9,600,000          9,801,577          4.33%
              Third Point Partners Qualified, LP - b                            10,800,000         10,332,152          4.56%

                                                                              ----------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                         $187,147,188       $219,979,853         97.16%

OTHER ASSETS, LESS LIABILITIES                                                                   $  6,428,597          2.84%
                                                                                                 ------------        -------

MEMBERS' CAPITAL                                                                                 $226,408,450        100.00%
                                                                                                 ============        =======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted anytime


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                     $   193,455
                                                                   -----------

            TOTAL INVESTMENT INCOME                                    193,455
                                                                   -----------

EXPENSES
      OPERATING EXPENSES:
         Management fees                                             1,574,704
         Professional fees                                             402,407
         Administration fees                                           266,165
         Marketing fees                                                 15,311
         Custodian fees                                                  6,301
         Directors' fees and expenses                                   13,623
         Miscellaneous expenses                                        158,019
                                                                   -----------

            TOTAL EXPENSES                                           2,436,530
                                                                   -----------

            NET INVESTMENT LOSS                                     (2,243,075)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                       136,479
Net change in unrealized appreciation on investments                   479,727
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        616,207
                                                                   -----------

DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES    $(1,626,868)
                                                                   ===========


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

                          FOR THE PERIOD APRIL 1, 2006
                           THROUGH SEPTEMBER 30, 2006
                       AND THE YEAR ENDED MARCH 31, 2006

                                  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                     SIX MONTHS ENDED
                                                                    SEPTEMBER 30, 2006        YEAR ENDED
                                                                       (UNAUDITED)          MARCH 31, 2006
FROM INVESTMENT ACTIVITIES

      Net investment loss                                             $ (2,243,075)        $ (4,528,081)
      Net realized gain on investments                                     136,479           10,114,280
      Net change in unrealized appreciation on investments                 479,727           15,083,234
                                                                      -------------        -------------

         DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES                             (1,626,868)          20,669,433

MEMBERS' CAPITAL TRANSACTIONS

      Capital contributions                                             49,116,800           22,456,925
      Capital withdrawals                                               (9,197,842)         (60,092,662)
                                                                      -------------        -------------

         INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                              39,918,958          (37,635,737)



         MEMBERS' CAPITAL AT BEGINNING OF PERIOD                       188,116,360          205,082,664
                                                                      -------------        -------------

         MEMBERS' CAPITAL AT END OF PERIOD (183,869.366
         AND 151,511.015 UNITS OUTSTANDING AT
         SEPTEMBER 30, 2006 AND MARCH 31, 2006,
         RESPECTIVELY)                                                $226,408,450         $188,116,360
                                                                      =============        =============


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
                       SIX MONTHS ENDED SEPTEMBER 30, 2006
                                   (UNAUDITED)
--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in members' capital derived from investment activities                 $ (1,626,868)
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
      Increase in investment funds, at fair value - net                          (48,401,259)
      Decrease in receivable from investment funds                                 3,226,131
      Decrease in prepaid subscriptions to investment funds                        7,200,000
      Decrease in other assets                                                       172,249
      Increase in management fee payable                                              55,088
      Decrease in accounts payable and accrued expenses                              (11,972)
                                                                                ------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES                               (39,386,631)

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                       43,940,025
      Capital withdrawals                                                        (12,450,669)
                                                                                ------------
         NET CASH USED IN FINANCING ACTIVITIES                                    31,489,356

                                                                                ------------
         Net increase in cash and cash equivalents                                (7,897,275)

         Cash and cash equivalents at beginning of period                            711,149
                                                                                ------------
         Cash and cash equivalents at end of period                             $ (7,186,126)
                                                                                ============

Supplmental non-cash information:

Included in capital contributions and withdrawals on the accompanying Statement of Changes in Members' Capital for the six months ended September 30, 2006, are changes in contributions received in advance of $5,176,775 and redemptions payable of $3,252,827.

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD


                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 2006          YEAR ENDED
                                                                   (UNAUDITED)             MARCH 31, 2006

NET ASSET VALUE, BEGINNING OF PERIOD:                              $   1,241.60             $   1,115.09
                                                                   =============            ============
      INCOME FROM INVESTMENT OPERATIONS***:
      Net investment loss                                                (13.19)                  (26.88)
      Net realized and unrealized gain on investments                      2.95                   153.39
                                                                   -------------            ------------
      TOTAL FROM INVESTMENT OPERATIONS                                   (10.25)                  126.51
                                                                   -------------            ------------

NET ASSET VALUE, END OF PERIOD:                                    $   1,231.35             $   1,241.60
                                                                   =============            ============

TOTAL RETURN                                                             (0.83%)**                11.35% **

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                          $226,408,450             $188,116,360
                                                                   =============            ============
Portfolio turnover                                                       45.08% *                 57.90%
Ratio of expenses to average net assets                                   2.31% *                  2.60%
Ratio of net investment loss to average net assets                       (2.13%)*                 (2.35%)

*   Annualized.
**  Total return for a period of less than a full year is not annualized.
*** Per unit data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month units.


THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.

The accompanying notes are an integral part of these financial statements.

CIIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company" or "Fund") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series G. The investment objective of Multi-Strategy Series G is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series G can be described as a fund of hedge funds.

         Shares of Multi-Strategy Series G are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series G from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI" or "the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series G's assets to various Investment Funds. Under Multi-Strategy Series G's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series G to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series G values these investments at fair value based on financial data supplied by the Investment Funds.

         A.  PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CIIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         Multi-Strategy Series G's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series G's investment in an Investment Fund represents the amount that Multi-Strategy Series G can reasonably expect to receive from an Investment Fund if Multi-Strategy Series G's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series G does not factor into its valuation a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

     B.  FUND EXPENSES

         Multi-Strategy Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series G's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series G's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

     C.  INCOME TAXES

         Multi-Strategy Series G operated as a partnership from inception through September 30, 2005. As of October 1, 2005, Multi-Strategy Series G became a corporation that will be taxed as a regulated investment company.

         It is Multi-Strategy Series G's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies
         (RIC) and  distribute  substantially  all of its taxable

CIIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         net investment income and capital gains, if any, to shareholders each year. Therefore, no federal income or excise tax provision is typically required for Multi-Strategy Series G's financial statements. However, during fiscal 2006, the Fund incurred $14,590 of excise tax which is recognized as a component of Miscellaneous expenses. This expense was attributable to the conversion to RIC status.

         D. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that earn money market rates and are accounted for at cost plus accrued interest. On September 30, 2006 the Company had a liability of $7,186,126 in the account. This negative balance was subsequently cleared on November 2, 2006.

         E. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  NEW ACCOUNTING PRONOUNCEMENT

         In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of the Interpretation to the Fund, and does not anticipate its impact to have a material effect on the Fund's financial statements.

     4. MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series G. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series G will pay the Adviser a monthly management fee based on end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

CIIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.25% annually).

         In addition, CAI allocated certain marketing fees of $15,311 to Multi-Strategy Series G during the six months ended September 30, 2006.

         Placement agents may be retained by the Company to assist in the placement of Fund Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose shares the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series.

         Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series G shares. For the six months ended September 30, 2006, CGM earned $496,650 in placement fees on
         Multi-Strategy Series G shares. Such fees are deducted from an investor's gross contribution amount.

         The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series G shares. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

         Prior to October 1, 2005 Multi-Strategy Series G paid CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and reimbursed certain expenses. CAI, as Administrator, retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. On October 1, 2005 a restructuring of this arrangement took affect. Under the new arrangement CAI and PFPC have separate agreements with the Company and act as co-administrators to the Company. CAI, as co-administrator, no longer receives a monthly fee for their administrative services to the Company. PFPC continues to provide certain accounting, record keeping, tax and investor related services. Fees for their services are charged directly to the Company.

         Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $1,000. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series G for the six months ended September 30, 2006 were $13,623.

         PFPC Trust Company (an affiliate of PFPC) serves as custodian of Multi-Strategy Series G's assets and provides custodial services for Multi-Strategy Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series G.

CIIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

     5.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2006, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of September 30, 2006.

                                                    PERIOD TO DATE
                                                    --------------
         Cost of purchases                           $92,600,000
         Proceeds from sales                         $44,829,566
         Gross unrealized appreciation               $33,396,074
         Gross unrealized depreciation               $   563,409
                                                     -----------
         Net unrealized appreciation                 $32,832,665
                                                     -----------

     6.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for shares may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for shares in Multi-Strategy Series G. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series G to repurchase shares from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase shares from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series G for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

         Transactions in units were as follows for the six months ended September 30, 2006 and the years ended March 31, 2006:


                                                     September 30, 2006    March 31, 2006
                                                     ------------------    --------------
         Shares outstanding, beginning of year          151,511.015          183,915.383
         Shares purchased                                39,836.067           19,167.859
         Shares redeemed                                 (7,477.724)         (51,572.227)
                                                        -----------          -----------
         Shares outstanding, end of year                183,869.358          151,511.015
                                                        ===========          ===========

     7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series G invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts

CIIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         and entering into equity swaps. Multi-Strategy Series G's risk of loss in these investment funds is limited to the value of it's investment in such funds.

     8.  SUBSEQUENT EVENT

         In June 2006, the Board of Directors approved a Plan of Merger and Reorganization under which the Multi-Strategy Series M will merge into the Multi-Strategy Series G once the approval of the Members of Series M is obtained. Members of Series M will exchange their Series M shares for an equivalent value of Series G shares as of the date of the merger. The proposed merger will be accounted for as if the respective funds had pooled their assets and liabilities. Management expects that should the Members of Series M approve the merger that it will occur during the fourth quarter of 2006. As of September 30, 2006 Multi-Strategy Series M had Total Assets of $63,391,178 and Net Member's Capital of $61,234,710.

                       CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2006

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                  (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS

Cash and cash equivalents                                                       $ 3,193,512
Investments in investment funds, at fair value (Cost: $50,094,914)               60,181,886
Other assets                                                                         15,780
                                                                                -----------

          TOTAL ASSETS                                                           63,391,178
                                                                                -----------

LIABILITIES

Redemptions payable                                                               1,878,095
Management fee payable                                                               83,874
Accounts payable and accrued expenses                                               194,499
                                                                                -----------

          TOTAL LIABILITIES                                                       2,156,468
                                                                                -----------

             MEMBERS' CAPITAL (51,907.81 UNITS OUTSTANDING)                     $61,234,710
                                                                                ===========

          NET ASSET VALUE PER UNIT                                              $  1,179.68
                                                                                ===========

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                      % OF MEMBERS'
                                                                                    COST             FAIR VALUE          CAPITAL
         DIRECTIONAL EQUITY
            Chilton Small Cap Partners, L.P. Class A - c                        $ 3,620,000         $ 5,416,667           8.85%
            Delta Institutional, L.P. - b                                         2,290,000           4,766,680           7.78%
            North Sound Legacy Insitutional Fund, L.L.C. - b                      4,500,000           5,194,359           8.48%
            Renaissance Institutional Equities Fund LP - a                        6,500,000           7,971,678          13.02%

         RELATIVE VALUE
            CFM Ventus Fund LP - a                                              $ 4,200,000         $ 5,417,606           8.85%
            Concordia Capital, Ltd. - a                                           3,300,000           3,553,417           5.80%
            Frontpoint Utility & Energy, L.P. - b                                 6,295,988           6,908,840          11.28%
            Highland Opportunity Fund LP. - b                                     4,000,000           4,389,816           7.17%
            Structured Service Holding LP - a                                     6,000,000           6,131,080          10.01%

         EVENT DRIVEN
            Canyon Value Realization Fund, L.P. - b                             $ 1,300,000         $ 1,928,502           3.16%
            CPIM Structured Credit fund 500 Inc. - a                              6,000,000           6,193,577          10.11%
            GoldenTree High Yield Partners, Ltd - b                               2,088,926           2,309,664           3.77%

                                                                                -----------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                           $50,094,914         $60,181,886          98.28%

OTHER ASSETS, LESS LIABILITIES                                                                      $ 1,052,824           1.72%
                                                                                                    -----------         ------

MEMBERS' CAPITAL                                                                                    $61,234,710         100.00%
                                                                                                    ===========         ======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually


   The accompanying notes are an integral part of these financial statements.

                   CITIGROUP ALTERNATIVE INVESTMENTS
   MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                        STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Interest                                                      $  125,312
                                                                     ----------

             TOTAL INVESTMENT INCOME                                    125,312
                                                                     ----------

EXPENSES
       Management fees                                                  481,041
       Professional fees                                                143,003
       Administration fees                                              105,771
       Marketing fees                                                     5,267
       Custodian fees                                                     5,632
       Directors' fees and expenses                                       4,169
       Miscellaneous expenses                                            86,976
                                                                     ----------

             TOTAL EXPENSES                                             831,859
                                                                     ----------

             NET INVESTMENT LOSS                                       (706,547)
                                                                     ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                        366,549
Net change in unrealized appreciation on investments                  1,327,495
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       1,694,044
                                                                     ----------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $  987,497
                                                                     ==========


   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

             FOR THE PERIOD APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006
                        AND THE YEAR ENDED MARCH 31, 2006
                                  (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                                     SEPTEMBER 30, 2006               MARCH 31, 2006
                                                                                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES

       Net investment loss                                                              $   (706,547)                  $ (1,709,746)
       Net realized gain on investments                                                      366,549                      5,542,353
       Net change in unrealized appreciation (depreciation) on investments                 1,327,495                        839,191
                                                                                        ------------                   ------------
          INCREASE IN MEMBERS' CAPITAL
          DERIVED FROM INVESTMENT ACTIVITIES                                                 987,497                      4,671,798

MEMBERS' CAPITAL TRANSACTIONS

       Capital contributions                                                                       -                      2,515,400
       Capital withdrawals                                                                (4,566,609)                   (20,374,924)
                                                                                        ------------                   ------------

          INCREASE (DECREASE) IN MEMBERS' CAPITAL
          DERIVED FROM CAPITAL TRANSACTIONS                                               (4,566,609)                   (17,859,524)

          MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                         64,813,822                     78,001,548
                                                                                        ------------                   ------------
          MEMBERS'  CAPITAL AT END OF PERIOD  (51,907.81
          AND  55,804.124  UNITS OUTSTANDING AT SEPTEMBER                               $ 61,234,710                   $ 64,813,822
          30, 2006 AND MARCH 31, 2006 RESPECTIVELY)                                     =============                  ============


   The accompanying notes are an integral part of these financial statements.

                       CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF CASH FLOWS
                       SIX MONTHS ENDED SEPTEMBER 30, 2006
                                   (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities                      $   987,497
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
       Decrease in investment funds, at fair value - net                               3,761,192
       Decrease in receivable from investment funds                                       35,972
       Decrease in other assets                                                           77,026
       Decrease in management fee payable                                                 (5,115)
       Decrease in accounts payable and accrued expenses                                 (49,898)
                                                                                     -----------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                                    4,806,674

CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                                   -
       Capital withdrawals                                                            (4,571,885)
       Decrease in contributions received in advance                                           -
                                                                                     -----------
          NET CASH USED IN FINANCING ACTIVITIES                                       (4,571,885)
                                                                                     -----------
             Net increase in cash and cash equivalents                                   234,789

             Cash and cash equivalents at beginning of period                          2,958,723
                                                                                     -----------
             Cash and cash equivalents at end of period                              $ 3,193,512
                                                                                     ===========
Supplmental non-cash information:

Included in capital withdrawals on the accompanying Statement of Changes in Members' Capital, is a change in redemptions payable of $5,276.



   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)
--------------------------------------------------------------------------------

FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD
                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                    SEPTEMBER 30, 2006   MARCH 31, 2006


NET ASSET VALUE, BEGINNING OF PERIOD:                                   $   1,161.45      $   1,086.90
                                                                        ============      ============
       INCOME FROM INVESTMENT OPERATIONS***:
       Net investment loss                                                    (12.92)           (26.96)
       Net realized and unrealized gain on investments                         31.15            101.51
                                                                        ------------      ------------
       TOTAL FROM INVESTMENT OPERATIONS                                        18.23             74.55
                                                                        ------------      ------------

NET ASSET VALUE, END OF PERIOD:                                           $ 1,179.68        $ 1,161.45
                                                                        ============      ============

TOTAL RETURN                                                                    1.57% **          6.86%  **

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                               $ 61,234,710      $ 64,813,822
                                                                        ============      ============
Portfolio turnover                                                             55.09% *          84.97%
Ratio of expenses to average net assets                                         2.60% *           2.68%
Ratio of net investment loss to average net assets                             (2.21%)*          (2.43%)


*    Annualized.
**   Total return for a period of less than a full year is not annualized.
*** Per unit data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month units.


   THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF
                    CAPITAL TRANSACTIONS DURING THE PERIOD.


   The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company" or "Fund") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series M. The investment objective of Multi-Strategy Series M is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series M can be described as a fund of hedge funds.

          Shares of Multi-Strategy Series M are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series M from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

          Citigroup Alternative Investments LLC ("CAI", or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series M's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series M's assets to various Investment Funds. Under Multi-Strategy Series M's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series M to the Board of Directors.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series M values these investments at fair value based on financial data supplied by the Investment Funds.

          A. PORTFOLIO VALUATION

          The net asset value of Multi-Strategy Series M is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


          Multi-Strategy Series M's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series M's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series M, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

          As a general matter, the fair value of Multi-Strategy Series M's investment in an Investment Fund represents the amount that Multi-Strategy Series M can reasonably expect to receive from an Investment Fund if Multi-Strategy Series M's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series M does not factor into its valuation a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

          B.   FUND EXPENSES

          Multi-Strategy Series M bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series M's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series M's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

          C.   INCOME TAXES

          Multi-Strategy Series M operated as a partnership from inception through September 30, 2005. As of October 1, 2005, Multi-Strategy Series M became a corporation that will be taxed as a regulated investment company.

          It is Multi-Strategy Series M's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies
          (RIC) and distribute substantially all of its taxable net investment income and capital gains, if any, to shareholders each year. Therefore, no federal income or excise tax provision is typically required for Multi-Strategy Series M's financial statements. However, during fiscal 2006, the Fund incurred $1,714 of excise tax which is recognized as a component of Miscellaneous expenses. This expense was attributable to the conversion to RIC status.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

          D.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that earn money market rates and are accounted for at cost plus accrued interest.

          E.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series M's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.   NEW ACCOUNTING PRONOUNCEMENT

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of the Interpretation to the Fund, and does not anticipate its impact to have a material effect on the Fund's financial statements.

     4.   MANAGEMENT FEE,  ADMINISTRATIVE  FEE,  RELATED PARTY  TRANSACTIONS AND
          OTHER

          CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series M. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series M will pay the Adviser a monthly management fee based on end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

          Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.00% annually).

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

          In addition, CAI allocated certain marketing fees of $5,267 to Multi-Strategy Series M during the six months ended September 30, 2006.

          Placement agents may be retained by the Company to assist in the placement of Fund shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose shares the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series.

          Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series M shares. For the six months ended September 30, 2006, CGM earned $0 in placement fees on Multi-Strategy Series M shares. Such fees are deducted from an investor's gross contribution amount.

          The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series M shares. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

          Prior to October 1, 2005 Multi-Strategy Series M paid CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and reimbursed certain expenses. CAI, as Administrator, retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. On October 1, 2005 a restructuring of this arrangement took affect. Under the new arrangement CAI and PFPC have separate agreements with the Company and act as co-administrators to the Company. CAI, as co-administrator, no longer receives a monthly fee for their administrative services to the Company. PFPC continues to provide certain accounting, record keeping, tax and investor related services. Fees for their services are charged directly to the Company.

          Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $1,000. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series M for the six months ended September 30, 2006 were $4,169.

          PFPC Trust Company (an affiliate of PFPC) serves as custodian of Multi-Strategy Series M's assets and provides custodial services for Multi-Strategy Series M. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series M.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

     5.   SECURITIES TRANSACTIONS

          The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2006, and net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of September 30, 2006.

                                                               Period to Date
                                                               ---------------
          Cost of purchases                                    $   16,000,000
          Proceeds from sales                                  $   21,455,237
          Gross unrealized appreciation                        $   10,086,972
          Gross unrealized depreciation                        $        -
                                                              ---------------
          Net unrealized appreciation                          $   10,086,972
                                                              ---------------

     6.   CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

          Generally, initial and additional subscriptions for shares may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for shares in Multi-Strategy Series M. The Board of Directors from time to time and in its complete and exclusive discretion may determine to cause Multi-Strategy Series M to repurchase shares from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase shares from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

          Net profits or net losses of Multi-Strategy Series M for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

          Transactions in units were as follows for the six months ended September 30, 2006 and the years ended March 31, 2006:


                                                      September 30,2006         March 31, 2006
                                                      -----------------        ----------------
         Shares outstanding, beginning of year            55,804.124               71,765.186
         Shares purchased                                         -                 2,274.891
         Shares redeemed                                  (3,896.314)             (18,235.953)
                                                       -------------            -------------
         Shares outstanding, end of year                  51,907.810               55,804.124
                                                       =============            =============

     7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the Investment Funds in which Multi-Strategy Series M invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. Multi-Strategy Series M's risk of loss in these investment funds is limited to the value of it's investment in such funds.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (CONTINUED)
--------------------------------------------------------------------------------

     8.   SUBSEQUENT EVENT

          In June 2006, the Board of Directors approved a Plan of Merger and Reorganization under which the Multi-Strategy Series M will merge into the Multi-Strategy Series G once the approval of the Members of Series M is obtained. Members of Series M will exchange their Series M shares for an equivalent value of Series G shares as of the date of the merger. The proposed merger will be accounted for as if the respective funds had pooled their assets and liabilities. Management expects that should the Members of Series M approve the merger that it will occur during the fourth quarter of 2006. As of September 30, 2006 Multi-Strategy Series G had Total Assets of $232,367,226 and Net Member's Capital of $226,408,450.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)   Not applicable.

    (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Citigroup Alternative Investments Multi-Adviser Hedge Fund
             Portfolios LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date         12/04/2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date         12/04/2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jennifer Magro
                         -------------------------------------------------------
                           Jennifer Magro, Treasurer
                           (principal financial officer)

Date         12/04/2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.